UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brenner West Capital Advisors, LLC
Address: 500 Fifth Avenue
         41st Floor
         New York, NY  10110

13F File Number:  028-12905

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joshua Kaufman
Title:     Managing Member
Phone:     212-801-1252

Signature, Place, and Date of Signing:

 /s/    Joshua Kaufman     New York, NY/USA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $465,365 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC ENTERPRISES INC            COM              00104Q107     2343   159413 SH       SOLE                   159413        0        0
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    35884  1354104 SH       SOLE                  1354104        0        0
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW          049164205    12519   325759 SH       SOLE                   325759        0        0
COGENT COMM GROUP INC          COM NEW          19239V302    17665  1045906 SH       SOLE                  1045906        0        0
ENZON PHARMACEUTICALS INC      COM              293904108    13678  2041545 SH       SOLE                  2041545        0        0
HELEN OF TROY CORP LTD         COM              G4388N106    31077  1012267 SH       SOLE                  1012267        0        0
JARDEN CORP                    COM              471109108    10762   360172 SH       SOLE                   360172        0        0
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    41960   537607 SH       SOLE                   537607        0        0
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105    51076  1827398 SH       SOLE                  1827398        0        0
NORDION INC                    COM              65563C105     5225   625025 SH       SOLE                   625025        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   125525  1000200 SH  PUT  SOLE                  1000200        0        0
TELEPHONE & DATA SYS INC       SPL COM          879433860    14403   604913 SH       SOLE                   604913        0        0
VIACOM INC NEW                 CL B             92553P201    25066   552000 SH       SOLE                   552000        0        0
WEB COM GROUP INC              COM              94733A104    24127  2107129 SH       SOLE                  2107129        0        0
WILLIAMS COS INC DEL           COM              969457100    54055  1637047 SH       SOLE                  1637047        0        0